Consolidated Balance Sheets - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Current assets:
Cash	$ 105,926	$ 939,759
Accounts receivable, net	756,084	265,024
Device parts inventory, net	2,131,599	1,637,899
Prepaid expenses and deposits	622,957	596,310
Total current assets	3,616,566	3,438,992
Operating lease asset	1,139,188	1,208,440
Revenue earning devices, net of accumulated depreciation of $952,844 and $779,839, respectively	2,480,002	1,235,219
Fixed assets, net of accumulated depreciation of $349,878 and $182,002, respectively	268,075	315,888
Trademarks	27,080	27,080
Investment at cost	50,000	50,000
Security deposit	15,880	21,239
Total assets	7,596,791	6,296,858
Current liabilities:
Accounts payable and accrued expenses	2,032,707	1,343,379
Advances payable- related party	1,594	1,594
Customer deposits	73,702	9,900
Current operating lease liability	237,653	248,670
Current portion of deferred variable payment obligation	904,377	542,177
Loan payable - related party	257,438	206,516
Deferred compensation for CEO	538,767
Current portion of loans payable, net of discount of $688,598 and $1,651,597	13,190,882	9,918,389
Vehicle loan - current portion	38,522	38,522
Current portion of accrued interest payable	4,440,009	2,761,446
Total current liabilities	21,715,651	15,070,593
Non-current operating lease liability	889,360	950,541
Loans payable, net of discount of $4,118,332 and $4,130,291, respectively	14,798,532	15,554,069
Deferred variable payment obligation	2,525,000	2,525,000
Incentive compensation plan payable	2,500,000	979,000
Accrued interest payable	5,367,805	3,060,656
Total liabilities	47,796,348	38,139,859
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock value
Common Stock, $0.00001 par value; 12,500,000,000 shares authorized 9,238,750,958 and 5,848,741,599 shares issued, issuable and outstanding, respectively	92,388	58,489
Additional paid-in capital	92,565,513	80,247,252
Preferred stock to be issued	99,086	99,086
Accumulated deficit	(132,962,427)	(112,253,711)
Total stockholders’ deficit	(40,199,557)	(31,843,001)
Total liabilities and stockholders’ deficit	7,596,791	6,296,858
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value	3,350	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock value	$ 2,533	$ 2,533